Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions	Provisions
5.30.1 Provisions for employee commitments

€ in thousand	As at December 31,
	2022	2021
Employer contribution costs on share-based compensation plans	3,330	26,520
Phantom shares	2,976	14,267
Retirement termination benefits	330	422
Leaving indemnities	267	—
BALANCE AS AT DECEMBER 31	6,903	41,210
Less non-current portion	1,320	8,308
CURRENT PORTION	5,583	32,901
(a)Share-based provisions
Employer contribution costs on share-based compensation plans and phantom shares are calculated at the balance sheet date using the share price of Valneva as at December 31, 2022: €6.22 (December 31, 2021: €24.5).
(b)Retirement termination benefits
Some Group companies provide retirement termination benefits to their retirees.
For defined benefit plans, retirement costs are determined once a year:
•Up to December 31, 2020, using the projected unit credit method where each period of service gave rise to an additional unit of benefit entitlement and where each unit was measured separately to determine the final obligation.
•From December 31, 2021 onward, under the new calculation method proposed by the IFRS IC and according to the updated recommendation of the ANC n 2013-02 as at December 31, 2021: under this method, when the plan provides for the payment of an indemnity to the employee, if he or she is present at the date of retirement, the amount of which depends on seniority and is capped at a certain years of service, the commitment must be calculated solely on the basis of the years of service prior to the retirement date.
The final obligation is then discounted. These calculations mainly use the following assumptions:
•a discount rate;
•a salary increase rate;
•an employee turnover rate.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise.
For basic schemes and defined contribution plans, the Group recognizes the contributions as expenses when payable, as it has no obligations over and above the amount of contributions paid.
Assumptions used

	As at December 31,
	2022	2021
Discount rate	3.60%	1.00%
Salary increase rate	2.50%	2.00%
Turnover rate	0% - 21.35%	0%- 21.35%
Social security rate	43.00% - 47.00%	43.00% - 47.00%
Average remaining lifespan of employees (in years)	20	22
Changes in defined benefit obligation
Present value of obligation development:

(In € thousand)	2022	2021
BALANCE AS AT JANUARY 1	422	550
Current service cost	86	77
Actuarial losses/(gains)	(178)	(205)
BALANCE AS AT DECEMBER 31	330	422
5.30.2 Other provisions

€ in thousand	As at December 31,
	2022	2021
Non-current	960	—
Current	24,714	15,806
PROVISIONS	25,674	15,806
As at December 31, 2022, €18.8 million of the provision related mainly to onerous purchase agreements related to the wind-down of COVID activities (December 31, 2021: €13.5 million). Secondly, the position comprised €5.2 million from a provision for expected legal and settlement costs under a court proceeding related to the Intercell AG/Vivalis SA merger (December 31, 2021: €2.1 million).